SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional disclosures
Total fair value of the equity awards vested	$ 4,000	$ 1,688,000	$ 9,000
Share-based compensation expense	$ 1,382,000	$ 3,606,000	2,060,000
2008 Plan | Share options.
Options Number
Outstanding (in shares)	3,125,300	3,068,100
Exercisable (in shares)	3,125,300
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 0.43	$ 0.45
Exercisable (in dollars per share)	$ 0.43
Weighted-average remaining contractual life (years)
Outstanding	8 years 8 months 12 days
Exercisable	8 years 8 months 12 days
Expected to vest	0 years
Average intrinsic value
Outstanding (in dollars)	$ 0.10
Exercisable (in dollars)	0.10
Additional disclosures
Total intrinsic value of options exercised	$ 0	$ 0	$ 539,000
Weighted average grant date fair value of options (in dollars per share)	$ 0.05	$ 0.56	$ 0
Share-based compensation expense	$ 429,000	$ 1,689,000	$ 66,000
Unrecognized compensation cost	$ 0